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                                  ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                        BOSTON, MASSACHUSETTS 02110-2624
                                 (617) 951-7000


                                                              July 5, 2002

BY EDGAR
--------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   GMO Trust (formerly GMO Core Trust)
         (The "Trust") File Nos. 2-98772 and 811-4347
         --------------------------------------------

Ladies and Gentlemen:

         On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and Rule 497(j) thereunder, we hereby represent that the form of the GMO Trust Prospectus and Statement of Information (relating to thirty-six of the thirty-nine series of the Trust), the GMO Trust Class M Shares Prospectus and Statement of Additional Information (relating to Class M shares of twenty-six of the thirty-nine series of the Trust), and the GMO Pelican Fund Prospectus and Statement of Additional Information (relating to one of thirty-nine series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 68 to the Trust's Registration Statement under the Securities Act and Post-Effective Amendment No. 81 to the Trust's Registration Statement under the Investment Company Act of 1940 ("Post-Effective Amendment No. 68/81"), as filed electronically with the Commission on June 28, 2002. Post-Effective Amendment No. 68/81 became effective on June 30, 2002.

         Please direct any questions to the undersigned at (617) 951-7073. Thank you.

                                           Very truly yours,

                                           /s/ AMY B. SNYDER

                                           Amy B. Snyder


cc: Gregory Pottle, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Thomas R. Hiller, Esq.
         Elizabeth J. Reza, Esq.